Share based payments, Warrants (Details)			3 Months Ended	12 Months Ended
	Apr. 30, 2021 shares	Nov. 14, 2019 shares	Mar. 31, 2021 shares £ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares	Aug. 31, 2021 shares £ / shares
Warrants [Abstract]
Number of ordinary shares each warrant holder entitles to subscribe (in shares)				1
Warrants [Member]
Warrants [Abstract]
Outstanding (in shares)				0	9,312,062	17,541,815	3,818,325
Ordinary shares issue price (in sterling per share) | £ / shares								£ 0.06
Number of other equity instruments issued in connection with the admission to the AIM in share-based payment arrangement (in shares)					345,542
Number of ordinary shares each warrant holder entitles to subscribe (in shares)				1
Exercised (in shares)			283,389	9,249,909	8,229,753	1,645,105
Lapsed (in shares)	(62,153)			(62,153)	0	(3,472,783)
Weighted remaining contractual life of outstanding					3 months 18 days	1 year 3 months 18 days	2 years 3 months 18 days
Exercise price of other than option outstanding (in sterling per share) | £ / shares					£ 1.44	£ 1.44	£ 1.44
Share consolidation ratio						0.166667
Number of Units [Abstract]
Balance, pre share consolidation (in shares)						22,909,950
Balance beginning restated (in shares)			9,312,062	9,312,062	17,541,815	3,818,325
Granted (in shares)				0	0	18,841,378
Lapsed (in shares)	(62,153)			(62,153)	0	(3,472,783)
Exercised (in shares)			(283,389)	(9,249,909)	(8,229,753)	(1,645,105)
Balance ending (in shares)				0	9,312,062	17,541,815	3,818,325
Exercisable (in shares)					9,312,062	17,541,815
Weighted Average Exercise Price of Units [Abstract]
Beginning pre share consolidation (in sterling per share) | £ / shares						£ 24.00
Balance beginning restated (in sterling per share) | £ / shares			£ 0.05	£ 0.05	£ 0.03	144.00
Granted (in sterling per share) | £ / shares				0	0	0
Lapsed (in sterling per share) | £ / shares				1.44	0	144.00
Exercised (in sterling per share) | £ / shares				0.05	0	0
Balance ending (in sterling per share) | £ / shares				£ 0.00	0.05	0.03	£ 144.00
Exercisable (in sterling per share) | £ / shares					£ 0.05	£ 0.03
Zero Cost Warrants [Member]
Warrants [Abstract]
Outstanding (in shares)								8,966,520
Number of ordinary shares each warrant holder entitles to subscribe (in shares)		1